Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	LUDA TECHNOLOGY GROUP LIMITED
Entity Central Index Key	0001984124
Entity File Number	001-42289
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Rooms 1604-1605
Entity Address, Address Line Two	16/F
Entity Address, Address Line Three	YF Life Centre38 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Ordinary Shares, par value HK$0.25 (equivalent to US$0.03)
Trading Symbol	LUD
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	22,690,000
Amendment Description	This Amendment No. 2 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on May 15, 2026, as amended by Amendment No. 1 on Form 20-F/A, as filed with the SEC on June 26, 2026 (“Amendment No. 1”). The Amended Filing is solely to file Exhibit 12.1, the certification of the Principal Executive Officer and Exhibit 12.2, Certification of Principal Financial Officer of the Company required by Rule 13a-14(a).Except as described above, this Form 20-F/A does not modify, amend or update the Original Filing or Amendment No. 1 (including, without limitation, the financial or other information contained therein). This Form 20-F/A does not reflect any events that have occurred on or after the date of the Original Filing.1
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Ma Biu
Contact Personnel Email Address	ir@ludahk.com
Entity Address, Address Line One	Rooms 1604-1605
Entity Address, Address Line Two	16/F
Entity Address, Address Line Three	YF Life Centre38 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+ 852
Local Phone Number	2994 8774